Property and Equipment (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Apr. 05, 2019	Jun. 30, 2020
Property and Equipment (Textual)
Depreciation expense	$ 11,533	$ 9,675	$ 21,864